14. Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current trade and other receivables	$ 24,249,144	$ 16,671,608
Current trade and other receivables	15,640,947	16,273,973
Trade receivables-CAMMESA
Disclosure of financial assets [line items]
Non-current trade and other receivables	24,249,101	25,646,269
Current trade and other receivables	13,797,625	15,852,314
Guarantee deposits
Disclosure of financial assets [line items]
Non-current trade and other receivables	43	66
Trade receivables-YPF SA and Energia Electrica SA
Disclosure of financial assets [line items]
Current trade and other receivables	316,194	116,693
Trade receivables-Large users
Disclosure of financial assets [line items]
Current trade and other receivables	399,328	135,368
Receivables from associates and other related parties
Disclosure of financial assets [line items]
Current trade and other receivables	816	1,324
Other receivables
Disclosure of financial assets [line items]
Current trade and other receivables	1,139,532	173,970
Subtotal
Disclosure of financial assets [line items]
Current trade and other receivables	15,653,495	16,279,669
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Current trade and other receivables	$ (12,548)	$ (5,696)